Trade and other receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Trade and other receivables [Abstract]
Trade receivables	$ 34,263,000		$ 33,057,000
Accrued income and other debtors	12,201,000		8,423,000
VAT recoverable	7,444,000		1,705,000
Trade and other receivables	53,908,000		$ 43,185,000
Trade receivables due greater than 120 days	$ 258,000	$ 1,186,000
Trade receivables threshold period	120 days	120 days
Impairment loss on trade and other receivable	$ 0	$ 0